Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Balances of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the balances of financial assets and liabilities measured at fair value on a recurring basis as of

September 30, 2016 and December 31, 2015:

(Dollars in thousands)		Fair Value Measurements at September 30, 2016 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
Corporate bonds	$7,003	$—	$1,500	$5,503
U. S. Government agencies	25,677	1,597	24,080	—
State and municipal obligations	19,883	—	19,883	—

Total securities available-for-sale:	$52,563	$1,597	$45,463	$5,503

Mortgage servicing rights	$590	$—	$—	$590

Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds—fixed income	1,071	1,071	—	—
Mutual funds—equity	1,615	1,615	—	—

Total defined benefit plan assets	$2,689	$2,689	$—	$—

		Fair Value Measurements at December 31, 2015 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
Corporate bonds	$3,945	$—	$—	$3,945
U. S. Government agencies	21,288	1,216	20,072	—
State and municipal obligations	28,857	—	28,857	—

Total securities available-for-sale:	$54,090	$1,216	$48,929	$3,945

Mortgage servicing rights	$658	$—	$—	$658

Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds—fixed income	1,119	1,119	—	—
Mutual funds—equity	1,684	1,684	—	—

Total defined benefit plan assets	$2,806	$2,806	$—	$—

The following table presents the balances of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014:

(Dollars in thousands)		Fair Value Measurements at December 31, 2015 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
Corporate bonds	$3,945	$—	$—	$3,945
U. S. Government agencies	21,288	1,216	20,072	—
State and municipal obligations	28,857	—	28,857	—
Certificates of deposit	5,735	—	5,487	248

Total securities available-for-sale:	$59,825	$1,216	$54,416	$4,193

Mortgage servicing rights	$658	$—	$—	$658
Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds - fixed income	1,119	1,119	—	—
Mutual funds - equity	1,684	1,684	—	—

Total defined benefit plan assets	$2,806	$2,806	$—	$—

		Fair Value Measurements at December 31, 2014 Using
Description	Balance	Level 1	Level 2	Level 3
Securities available-for-sale:
U. S. Government agencies	$16,965	$845	$16,120	$—
State and municipal obligations	23,401	—	23,401	—
Certificates of deposit	2,238	—	2,238	—

Total securities available-for-sale:	$42,604	$845	$41,759	$—

Mortgage servicing rights	$596	$—	$—	$596

Defined benefit plan assets:
Cash and cash equivalents	$4	$4	$—	$—
Mutual funds - fixed income	1,139	1,139	—	—
Mutual funds - equity	1,754	1,754	—	—

Total defined benefit plan assets	$2,897	$2,897	$—	$—

Reconciliation of Items Using Level Three Inputs

The reconciliation of items using Level 3 inputs is as follows:

(Dollars in thousands)	MSRs	Corporate Bonds
Balance, January 1, 2016	$658	$3,945
Purchases	—	3,000
Impairments	—	—
Fair value adjustments	(68)	58
Sales	—	—

Balance, September 30, 2016	$590	$7,003

The reconciliation of items using Level 3 inputs is as follows:

		Corporate	Certificates of
(Dollars in thousands)	MSRs	Bonds	Deposit
Balance, January 1, 2015	$596	$—	$—
Purchases	—	3,950	248
Impairments	—	—	—
Fair value adjustments	62	(5)	—
Sales	—	—	—

Balance, December 31, 2015	$658	$3,945	$248

Summary of Assets Measured at Fair Value on Nonrecurring Basis

The following table summarizes the Company’s assets that were measured at fair value on a nonrecurring basis at the end of the respective period.

(Dollars in thousands) Description	Balance as of September 30, 2016	Fair Value Measurements at September 30, 2016 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$2,375	$—	$—	$2,375
Other real estate owned, net	2,764	—	—	2,764

Description	Balance as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$3,868	$—	$—	$3,868
Other real estate owned, net	1,870	—	—	1,870

The following table summarizes the Company’s assets that were measured at fair value on a nonrecurring basis at the end of the respective period.

(Dollars in thousands) Description	Balance as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$3,868	$—	$—	$3,868
Other real estate owned, net	1,870	—	—	1,870

Description	Balance as of December 31, 2014	Fair Value Measurements at December 31, 2014 Using
		Level 1	Level 2	Level 3
Impaired Loans, net	$1,958	$—	$—	$1,958
Other real estate owned, net	2,791	—	—	2,791

Summary of Quantitative Fair Value Measurements for Level 3

The following table displays quantitative information about Level 3 Fair Value Measurements as of September 30, 2016:

(Dollars in thousands)	Balance as of September 30, 2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired Loans, net	$2,375	Discounted appraised value	Selling Cost	10% - 20% (14%)
			Lack of Marketability	50% (50%)
Other real estate owned, net	2,764	Discounted appraised value	Selling Cost	3% - 13% (5%)
			Lack of Marketability	10% - 20% (11%)

The following table displays quantitative information about Level 3 Fair Value Measurements as of December 31, 2015:

(Dollars in thousands)	Balance as of December 31, 2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired Loans, net	$3,868	Discounted appraised value	Selling Cost	10% - 25% (13%)
			Lack of Marketability	50% - 60% (51%)
Other real estate owned, net	1,870	Discounted appraised value	Selling Cost	3% - 13% (4%)
			Lack of Marketability	10% - 20% (12%)

The following table displays quantitative information about Level 3 Fair Value Measurements as of December 31, 2015:

				Range
	Balance as of	Valuation	Unobservable	(Weighted
(Dollars in thousands)	December 31, 2015	Technique	Input	Average)
Impaired Loans, net	$3,868	Discounted appraised value	Selling Cost	10% - 25% (13%)
			Lack of Marketability	50% - 60% (51%)
Other real estate owned, net	1,870	Discounted appraised value	Selling Cost	3% - 13% (4%)
			Lack of Marketability	10% - 20% (12%)

The following table displays quantitative information about Level 3 Fair Value Measurements as of December 31, 2014:

				Range
	Balance as of	Valuation	Unobservable	(Weighted
(Dollars in thousands)	December 31, 2014	Technique	Input	Average)
Impaired Loans, net	$1,958	Discounted appraised value	Selling Cost	10% - 20% (10%)
			Lack of Marketability	25% - 75% (53%)
Other real estate owned, net	2,791	Discounted appraised value	Selling Cost	3% - 13% (5%)
			Lack of Marketability	7% - 20% (11%)

Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments are shown in the following table. The carrying amounts in the table are included in the balance sheet under the applicable captions.

(Dollars in thousands) Description	Balance as of September 30, 2016	Fair Value as of September 30, 2016	Fair Value Measurements at September 30, 2016 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$5,280	$5,280	$5,280	$—	$—
Interest-bearing deposits	6,343	6,343	6,343	—	—
Certificates of deposit	4,464	4,464	—	4,464	—
Federal funds sold	460	460	460	—	—
Securities available-for-sale	52,563	52,563	1,597	45,463	5,503
Restricted securities	2,209	2,209	—	—	2,209
Loans, net	364,822	371,247	—	—	371,247
Loans held for sale	481	481	—	—	481
Accrued interest receivable	1,241	1,241	—	1,241	—
Mortgage servicing rights	590	590	—	—	590

Financial Liabilities:
Non-interest -bearing liabilities	$74,615	$74,615	$74,615	$—	$—
Savings and other interest-bearing deposits	175,448	175,448	—	175,448	—
Time deposits	127,912	129,175	—	—	129,175
Securities sold under repurchase agreements	12,984	12,984	—	12,984	—
FHLB advances	25,000	25,755	—	25,755	—
Subordinated debt	6,856	7,000	—	—	7,000
Accrued interest payable	207	207	—	207	—

(Dollars in thousands) Description	Balance as of December 31, 2015	Fair Value as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$4,969	$4,969	$4,969	$—	$—
Interest-bearing deposits	15,330	15,330	15,330	—	—
Certificates of deposit	5,735	5,735	—	5,487	248
Federal funds sold	271	271	271	—	—
Securities available-for-sale	54,090	54,090	1,216	48,929	3,945
Restricted securities	2,731	2,731	—	—	2,731
Loans, net	343,323	347,500	—	—	347,500
Loans held for sale	270	270	—	—	270
Accrued interest receivable	1,318	1,318	—	1,318	—
Mortgage servicing rights	658	658	—	—	658

Financial Liabilities:
Non-interest -bearing liabilities	$65,842	$65,842	$65,842	$—	$—
Savings and other interest-bearing deposits	166,628	166,628	—	166,628	—
Time deposits	127,388	127,433	—	—	127,433
Securities sold under repurchase agreements	7,161	7,161	—	7,161	—
FHLB advances	40,000	40,855	—	40,855	—
Subordinated debt	6,844	7,000	—	—	7,000
Accrued interest payable	318	318	—	318	—

The estimated fair values of financial instruments are shown in the following table. The carrying amounts in the table are included in the balance sheet under the applicable captions.

(Dollars in thousands) Description	Balance as of December 31, 2015	Fair Value as of December 31, 2015	Fair Value Measurements at December 31, 2015 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$4,969	$4,969	$4,969	$—	$—
Interest-bearing deposits	15,330	15,330	15,330	—	—
Federal funds sold	271	271	271	—	—
Securities available-for-sale	59,825	59,825	1,216	54,416	4,193
Restricted securities	2,731	2,731	—	—	2,731
Loans, net	343,323	347,500	—	—	347,500
Loans held for sale	270	270	—	—	270
Accrued interest receivable	1,318	1,318	—	1,318	—
Mortgage servicing rights	658	658	—	—	658
Financial Liabilities:
Non-interest-bearing liabilities	$65,842	$65,842	$65,842	$—	$—
Savings and other interest-bearing deposits	166,628	166,628	—	166,628	—
Time deposits	127,388	127,433	—	—	127,433
Securities sold under repurchase agreements	7,161	7,161	—	7,161	—
FHLB advances	40,000	40,855	—	40,855	—
Subordinated debt	6,844	7,000	—	—	7,000
Accrued interest payable	318	318	—	318	—
(Dollars in thousands) Description	Balance as of December 31, 2014	Fair Value as of December 31, 2014	Fair Value Measurements at December 31, 2014 Using
			Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$6,181	$6,181	$6,181	$—	$—
Interest-bearing deposits	14,784	14,784	14,784	—	—
Federal funds sold	119	119	119	—	—
Securities available-for-sale	42,604	42,604	845	41,759	—
Restricted securities	2,430	2,430	—	—	2,430
Loans, net	295,242	300,481	—	—	300,481
Accrued interest receivable	1,197	1,197	—	1,197	—
Mortgage servicing rights	596	596	—	—	596
Financial Liabilities:
Non-interest-bearing liabilities	$63,308	$63,308	$63,308	$—	$—
Savings and other interest-bearing deposits	122,502	122,502	—	122,502	—
Time deposits	121,775	122,662	—	—	122,662
Securities sold under repurchase agreements	6,012	6,012	—	6,012	—
FHLB advances	35,000	35,951	—	35,951	—
Accrued interest payable	149	149	—	149	—